CONCENTRATION OF RISK (Details) (Supplier A [Member]) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Entity-Wide Revenue, Major Customer, Percentage	16.00%	16.00%	29.00%	26.00%
Entity-Wide Revenue, Major Customer, Amount	$ 126,151	785,933	1,039,896	672,641